Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Earnings Per Share.
Net Income (Loss) as reported	$ 36,866	$ 32,444	$ 262,344	$ 108,459	$ (23,930)
Basic earnings (loss) attributable to common stockholders	$ 36,844	$ 32,444
Antidilutive shares excluded from EPS	10,402,695
Weighted average common shares outstanding:
Basic	133,002,000	132,923,000	132,923,000	132,923,000	132,923,000
Diluted	133,002,000	132,923,000	133,074,000	132,923,000	132,923,000
Net income (loss) per common share:
Basic	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Diluted	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Warrants
Earnings Per Share.
Antidilutive shares excluded from EPS			10,349,975			0